Shareholder Fees {- Fidelity Small Cap Index Fund}	Jun. 29, 2021 USD ($)
04.30 Fidelity Mid Cap Index & Small Cap Index Funds PRO-12 | Fidelity Small Cap Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none